CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 352,624	$ 402,783
Restricted cash	189	186
Other investments	116,480	10,483
Accounts receivable, net	50,590	34,070
Prepaid expenses and other current assets	80,484	62,810
Amounts due from related parties	$ 1,960	$ 1,720
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Total current assets	$ 602,327	$ 512,052
Vessels, net	4,575,031	4,389,868
Deposits for vessels acquisitions	555,557	470,550
Other long-term assets	59,610	62,804
Deferred dry dock and special survey costs, net	258,202	264,385
Amounts due from related parties	7,142	7,142
Intangible assets	133	3,233
Operating lease assets	206,131	218,952
Total non-current assets	5,661,806	5,416,934
Total assets	6,264,133	5,928,986
Current liabilities
Accounts payable	10,629	17,892
Accrued expenses	51,874	47,463
Deferred revenue	50,988	61,358
Operating lease liabilities, current portion	27,325	26,938
Amounts due to related parties	$ 36,221	$ 23,484
Other Liability, Current, Related Party [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Current portion of finance lease and financial liabilities, net	$ 83,677	$ 143,592
Current portion of long-term debt, net	132,589	133,773
Fair value of derivatives, current	189	646
Total current liabilities	393,492	455,146
Operating lease liabilities, net	174,477	188,058
Unfavorable lease terms	0	3,586
Long-term finance lease and financial liabilities, net	740,278	613,245
Long-term debt, net	981,363	974,584
Senior unsecured bonds, net	324,906	294,392
Deferred revenue	45,951	49,178
Other long-term liabilities	9,789	8,436
Fair value of derivatives, non-current	376	1,615
Total non-current liabilities	2,277,140	2,133,094
Total liabilities	2,670,632	2,588,240
Commitments and contingencies
Partners’ capital:
Common Unitholders (28,364,048 and 28,665,121 common units outstanding as of June 30, 2026 and December 31, 2025, respectively)	3,529,174	3,283,806
General Partner (622,296 general partnership units outstanding at each of June 30, 2026 and December 31, 2025)	64,892	59,201
Accumulated Other Comprehensive Loss	(565)	(2,261)
Total partners’ capital	3,593,501	3,340,746
Total liabilities and partners’ capital	$ 6,264,133	$ 5,928,986